Award Timing Disclosure	12 Months Ended
Mar. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	In the case that an equity award is approved when the Company’s directors or employees may be in possession of material non-public information, the grant date of the equity award is deferred until the earlier of (1) the completion of one NYSE core trading session after the Company publicly discloses its quarterly earnings, or (2) the passage of 24 hours after the Company has publicly disclosed its quarterly earnings.
Award Timing Method
Under the Company’s written equity grant policy, the grant date of equity awards is generally the date on which the Board or the Compensation and Talent Committee approves the award by meeting or unanimous written consent or a later date designated in such approval. In the case that an equity award is approved when the Company’s directors or employees may be in possession of material non-public information, the grant date of the equity award is deferred until the earlier of (1) the completion of one NYSE core trading session after the Company publicly discloses its quarterly earnings, or (2) the passage of 24 hours after the Company has publicly disclosed its quarterly earnings. The Company’s annual equity grants generally occur at the end of May each year, close in time to our public announcement of financial results for the prior completed fiscal year and publication of our forward estimate of earnings for the current fiscal year.
The annual PSU program has a three-year performance period and the shares that are earned are not subject to any further vesting conditions. RSU awards generally vest over three years. For the time being, the Company has discontinued the grant of stock options.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	In the case that an equity award is approved when the Company’s directors or employees may be in possession of material non-public information, the grant date of the equity award is deferred until the earlier of (1) the completion of one NYSE core trading session after the Company publicly discloses its quarterly earnings, or (2) the passage of 24 hours after the Company has publicly disclosed its quarterly earnings.
MNPI Disclosure Timed for Compensation Value	false